Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash dividends declared per common share (in usd per share)	$ 1.46	$ 1.4	$ 1.36
Retained Earnings
Cash dividends declared per common share (in usd per share)	$ 1.46	$ 1.4	$ 1.36